Pension commitments, Long-term Pension Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Pension commitments [Abstract]
Beginning of period	$ 17.1	$ 16.7
Reclassification to assets held for sale	0.0	0.1
Transfer to plan assets	(0.4)	0.0
Interest on non-plan assets	0.2	0.3
Benefits paid	(0.1)	(0.1)
Contributions	0.3	0.3
Included within other comprehensive income [Abstract]
Change in fair value assessment	0.4	0.4
Long-term pension asset, included in other comprehensive income	0.4	0.4
Effects of movements in exchange rates	0.7	(0.6)
End of period	18.2	17.1
Included within other comprehensive income [Abstract]
Continuing operations	0.4	0.3
Discontinued operation	0.0	0.1
Long-term pension asset, included in other comprehensive income	$ 0.4	$ 0.4